SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION	NOTE 14 – SEGMENT INFORMATION The Company has only one operating segment.	NOTE 14 – SEGMENT INFORMATION For the years ended October 31, 2021 and 2020, the Company operated only one operating segment.